Capital and Reserves - Incentive share options outstanding and exercisable (Details) - 12 months ended Dec. 31, 2019	$ / shares	USD ($)	item
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise		10,465,233	10,465,233
Options Outstanding, Average Remaining Life (Years)	2 years 11 months 5 days
Options Outstanding, Average Exercise Price	$ 1.81
Options Exercisable, Number of Shares Issuable on Exercise | $		7,362,133
Options Exercisable, Average Exercise Price	$ 1.73
Exercise Price - 0.60 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $		574,333
Options Outstanding, Average Remaining Life (Years)	1 month 13 days
Options Outstanding, Average Exercise Price	$ 0.60
Options Exercisable, Number of Shares Issuable on Exercise | $		574,333
Options Exercisable, Average Exercise Price	$ 0.60
Exercise Price - $0.84 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $		1,180,000
Options Outstanding, Average Remaining Life (Years)	1 year 1 month 13 days
Options Outstanding, Average Exercise Price	$ 0.84
Options Exercisable, Number of Shares Issuable on Exercise | $		1,180,000
Options Exercisable, Average Exercise Price	$ 0.84
Exercise Price - $1.27 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $		1,699,000
Options Outstanding, Average Remaining Life (Years)	4 years 4 days
Options Outstanding, Average Exercise Price	$ 1.27
Options Exercisable, Number of Shares Issuable on Exercise | $		849,500
Options Exercisable, Average Exercise Price	$ 1.27
Exercise Price - $1.27 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $		325,000
Options Outstanding, Average Remaining Life (Years)	2 years 4 days
Options Outstanding, Average Exercise Price	$ 1.27
Options Exercisable, Number of Shares Issuable on Exercise | $		0
Options Exercisable, Average Exercise Price	$ 1.27
Exercise Price - $1.73 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $		500,000
Options Outstanding, Average Remaining Life (Years)	1 year 5 months 9 days
Options Outstanding, Average Exercise Price	$ 1.73
Options Exercisable, Number of Shares Issuable on Exercise | $		500,000
Options Exercisable, Average Exercise Price	$ 1.73
Exercise Price - $1.75 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $		40,000
Options Outstanding, Average Remaining Life (Years)	2 years 7 months 17 days
Options Outstanding, Average Exercise Price	$ 1.75
Options Exercisable, Number of Shares Issuable on Exercise | $		40,000
Options Exercisable, Average Exercise Price	$ 1.75
Exercise Price - $1.76 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $		50,000
Options Outstanding, Average Remaining Life (Years)	4 years 2 months 27 days
Options Outstanding, Average Exercise Price	$ 1.76
Options Exercisable, Number of Shares Issuable on Exercise | $		25,000
Options Exercisable, Average Exercise Price	$ 1.76
Exercise Price - $1.78 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $		150,000
Options Outstanding, Average Remaining Life (Years)	1 year 5 months 27 days
Options Outstanding, Average Exercise Price	$ 1.78
Options Exercisable, Number of Shares Issuable on Exercise | $		150,000
Options Exercisable, Average Exercise Price	$ 1.78
Exercise Price - $1.93 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $		60,000
Options Outstanding, Average Remaining Life (Years)	3 years 4 months 10 days
Options Outstanding, Average Exercise Price	$ 1.93
Options Exercisable, Number of Shares Issuable on Exercise | $		60,000
Options Exercisable, Average Exercise Price	$ 1.93
Exercise Price - $2.07 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $		1,781,000
Options Outstanding, Average Remaining Life (Years)	3 years 29 days
Options Outstanding, Average Exercise Price	$ 2.07
Options Exercisable, Number of Shares Issuable on Exercise | $		1,781,000
Options Exercisable, Average Exercise Price	$ 2.07
Exercise Price - $2.07 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $		587,000
Options Outstanding, Average Remaining Life (Years)	3 years 29 days
Options Outstanding, Average Exercise Price	$ 2.07
Options Exercisable, Number of Shares Issuable on Exercise | $		0
Options Exercisable, Average Exercise Price	$ 2.07
Exercise Price - $2.32 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $		1,544,000
Options Outstanding, Average Remaining Life (Years)	2 years 1 month 2 days
Options Outstanding, Average Exercise Price	$ 2.32
Options Exercisable, Number of Shares Issuable on Exercise | $		1,544,000
Options Exercisable, Average Exercise Price	$ 2.32
Exercise Price - $2.61 [Member]
Capital and reserves [Line Items]
Options Outstanding, Number of Shares Issuable on Exercise | $		1,974,900
Options Outstanding, Average Remaining Life (Years)	4 years 11 months 16 days
Options Outstanding, Average Exercise Price	$ 2.61
Options Exercisable, Number of Shares Issuable on Exercise | $		658,300
Options Exercisable, Average Exercise Price	$ 2.61